Goodwill - Schedule of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Gross carrying value
Beginning balance		¥ 187,598
Addition			187,598
Ending balance		187,598	187,598
Accumulated impairment
Beginning balance
Impairment	$ (18,284)	(124,059)
Ending balance		(124,059)
Net carrying value
Beginning balance		187,598
Ending balance	$ 9,364	¥ 63,539	¥ 187,598